Segment Information - Summary of Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenues	$ 3,652	$ 532
Ireland [Member]
Statement Line Items [Line Items]
Revenues	73	74
Switzerland [Member]
Statement Line Items [Line Items]
Revenues	905
United States [Member]
Statement Line Items [Line Items]
Revenues
China [Member]
Statement Line Items [Line Items]
Revenues
Denmark [Member]
Statement Line Items [Line Items]
Revenues	2,655	413
British Virgin Islands [Member]
Statement Line Items [Line Items]
Revenues
Other [Member]
Statement Line Items [Line Items]
Revenues	$ 19	$ 45